Adjusted Earnings Before Interest, Tax, Depreciation and Amortisation (Adjusted EBITDA) - Summary of Reconciliation of Adjusted EBITDA to Profit (Loss) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Consolidated Adjusted Ebitda [Abstract]
Profit/(loss) for the year	€ (24,906)	€ (33,680)	€ 33,119
Income tax expense	4,341	2,335	7,429
Profit / (loss) before tax	(20,565)	(31,345)	40,548
Adjustments for:
- Addition (subtraction) of net finance income/(costs)	11,415	9,868	(66,296)
- Addition (subtraction) of share of profit/(loss) equity-method inv.	(1,455)	(1,011)	290
- Addition of depreciation	23,258	24,196	10,154
- Addition of amortisation	907	917	910
- Subtraction of government grants related to PPE	(1,241)	(1,626)	(1,061)
Adjusted EBITDA	€ 12,319	€ 999	€ (15,455)